Post-employment benefits (Tables)	6 Months Ended
Apr. 30, 2019
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Summary of Defined Benefit Plan Expense

The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:

Defined benefit plan expense

					For the three months ended				For the six months ended
$ millions	2019 Apr. 30	2019 Jan. 31	2018 Apr. 30	2019 Apr. 30	2019 Jan. 31	2018 Apr. 30	2019 Apr. 30	2018 Apr. 30	2019 Apr. 30	2018 Apr. 30
	Pension plans			Other post-employment plans			Pension plans		Other post-employment plans
Current service cost	$54	$55	$56	$2	$3	$4	$109	$112	$5	$7
Net interest (income) expense	(4)	(4)	(3)	6	6	6	(8)	(6)	12	12
Plan administration costs	2	1	1	–	–	–	3	3	–	–
Net defined benefit plan expense recognized in net income	$52	$52	$54	$8	$9	$10	$104	$109	$17	$19

Summary of Defined Contributions Plan Expense

Defined contribution plan expense

		For the three months ended		For the six months ended
$ millions	2019 Apr. 30	2019 Jan. 31	2018 Apr. 30	2019 Apr. 30	2018 Apr. 30
Defined contribution pension plans	$8	$8	$8	$16	$15
Government pension plans (1)	34	27	35	61	66
Total defined contribution plan expense	$42	$35	$43	$77	$81
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.

Summary of Defined Benefit Plan Expense

Remeasurement of employee defined benefit plans(1)

					For the three months ended				For the six months ended
$ millions	2019 Apr. 30	2019 Jan. 31	2018 Apr. 30	2019 Apr. 30	2019 Jan. 31	2018 Apr. 30	2019 Apr. 30	2018 Apr. 30	2019 Apr. 30	2018 Apr. 30
	Pension plans			Other post-employment plans			Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligation	$(313)	$(371)	$118	$(22)	$(26)	$9	$(684)	$137	$(48)	$13
Net actuarial gains (losses) on plan assets	324	220	(134)	–	–	–	544	(12)	–	–
Changes in asset ceiling excluding interest income	–	–	–	–	–	–	–	2	–	–
Net remeasurement gains (losses) recognized in OCI	$11	$(151)	$(16)	$(22)	$(26)	$9	$(140)	$127	$(48)	$13
(1)

The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.